UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer            New York, New York             May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    68

Form 13F Information Table Value Total:   $515,990
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

1.         28-10735                            ZLP Master Utility Fund, Ltd.

2.         28-10775                            ZLP Master Opportunity Fund, Ltd.

3.         28-                                 ZLP Fund, LP

4.         28-10774                            ZLP Master Fund, Ltd.**


**As of January 1, 2006, ZLP Master Fund, Ltd. does not exercise investment discretion over 13(f) securities.

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                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2006


COLUMN 1                               COLUMN  2            COLUMN 3    COLUMN 4     COLUMN 5     COLUMN 6 COLUMN 7  COLUMN 8

                                     TITLE
                                       OF                              VALUE   SHRS OR  SH/ PUT/ INVSTMNT OTHER  VOTING AUTHORITY
NAME OF ISSUER                        CLASS                  CUSIP    (X$1000) PRN AMT  PRN CALL DISCRTN  MGRS  SOLE  SHARED   NONE
AGL RES INC                           COM                   001204106  15,000    416,100  SH        SHARED   1,2       416,100
ALLEGHENY ENERGY INC                  COM                   017361106  11,171    330,000  SH        SHARED    2        330,000
AMCOMP INC                            COM                   02342J101   1,199    125,000  SH        SHARED    2        125,000
APPLE COMPUTER INC                    COM                   037833100     157      2,500  SH        SHARED    2          2,500
BRANDYWINE RLTY TR                    SH BEN INT NEW        105368203   6,749    212,500  SH        SHARED    2        212,500
BROADCOM CORP                         CL A                  111320107     432     10,000  SH        SHARED    2         10,000
CENTERPOINT ENERGY INC                COM                   15189T107   2,386    200,000  SH        SHARED   1,2       200,000
CHENIERE ENERGY INC                   COM                   16411RAE9   9,652  7,500,000  SH        SHARED    2      7,500,000
CINERGY CORP                          COM                   172474108   3,406     75,000  SH        SHARED   1,2        75,000
CLECO CORP NEW                        COM                   12561W105     223     10,000  SH        SHARED    1         10,000
CMS ENERGY CORP                       COM                   125896100  27,594  2,130,800  SH        SHARED   1,2     2,130,800
CONSTELLATION ENERGY GROUP I          COM                   210371100   2,052     37,500  SH        SHARED   1,2        37,500
COPANO ENERGY LLC                     COM UNITS             217202100  31,623    710,300  SH        SHARED    3        710,300
CORPORATE OFFICE PPTYS TR             SH BEN INT            22002T108   7,186    157,100  SH        SHARED    2        157,100
CROSSTEX ENERGY INC                   COM                   22765Y104   1,880     24,272  SH        SHARED    3         24,272
DELL INC                              COM                   24702R101     223      7,500  SH        SHARED    2          7,500
DIRECTED ELECTRONICS INC              COM ADDED             254575103     838     50,000  SH        SHARED    2         50,000
DPL INC                               COM                   233293109  49,397  1,829,500  SH        SHARED   1,2     1,829,500
EDISON INTL                           COM                   281020107  11,695    284,000  SH        SHARED   1,2       284,000
ENERGEN CORP                          COM                   29265N108   2,888     82,500  SH        SHARED    2         82,500
ENERGY TRANSFER EQUITY LP             COM UT LTD DTN ADDED  29273V100  13,800    576,200  SH        SHARED    3        576,200
ENERGY TRANSFER PARTNERS LP           UNIT LTD PARTN        29273R109   4,263    109,900  SH        SHARED    3        109,900
ENTERGY CORP NEW                      COM                   29364G103  23,446    340,100  SH        SHARED   1,2       340,100
EQUITABLE RES INC                     COM                   294549100   7,302    200,000  SH        SHARED   1,2       200,000
EXELON CORP                           COM                   30161N101  20,927    395,600  SH        SHARED   1,2       395,600
FPL GROUP INC                         COM                   302571104  11,689    291,200  SH        SHARED   1,2       291,200
GENWORTH FINL INC                     COM CL A              37247D106     334     10,000  SH        SHARED    2         10,000
GLOBAL PARTNERS LP                    COM UNITS             37946R109     480     22,600  SH        SHARED    3         22,600
HIGHWOODS PPTYS INC                   COM                   431284108   2,951     87,500  SH        SHARED    2         87,500
HILAND PARTNERS LP                    UT LTD PARTNR         431291103   4,623    105,181  SH        SHARED    3        105,181
HRPT PPTYS TR                         COM SH BEN INT        40426W101   3,140    267,500  SH        SHARED    2        267,500
INERGY HLDGS LP                       COM                   45661Q107   1,706     48,606  SH        SHARED    3         48,606
LINN ENERGY LLC                       UNIT 99/99/9999 ADDED 536020100   3,006    147,350  SH        SHARED    3        147,350
MAGUIRE PPTYS INC                     COM                   559775101  10,038    275,000  SH        SHARED    2        275,000
MARKWEST ENERGY PARTNERS LP           UNIT LTD PARTN        570759100     342      7,300  SH        SHARED    3          7,300
MARKWEST HYDROCARBON INC              COM                   570762104  10,623    463,900  SH        SHARED   2,3       463,900
MARTIN MIDSTREAM PARTNERS LP          UNIT LP INT           573331105   1,962     62,887  SH        SHARED    3         62,887
MICROSOFT CORP                        COM                   594918104     612     22,500  SH        SHARED    2         22,500
MIRANT CORP NEW                       COM ADDED             60467R100   6,062    242,465  SH        SHARED    2        242,465
MORTONS RESTAURANT GRP INC N          COM ADDED             619430101     869     50,000  SH        SHARED    2         50,000
NORTHEAST UTILS                       COM                   664397106   1,377     70,500  SH        SHARED   1,2        70,500
NORTHERN BORDER PARTNER LP            UNIT LTD PARTN        664785102     657     13,700  SH        SHARED    2         13,700
NORTHWESTERN CORP                     COM NEW               668074305   1,940     62,300  SH        SHARED    1         62,300
NRG ENERGY INC                        COM NEW               629377508     904     20,000  SH        SHARED    2         20,000
NSTAR                                 COM                   67019E107  21,011    734,400  SH        SHARED   1,2       734,400
PACIFIC ENERGY PARTNERS LP            COM UNIT              69422R105   1,333     43,600  SH        SHARED    3         43,600
PEPCO HOLDINGS INC                    COM                   713291102   4,581    201,000  SH        SHARED   1,2       201,000
PETROHAWK ENERGY CORP                 COM                   716495106     577     42,100  SH        SHARED    2         42,100
PG&E CORP                             COM                   69331C108   3,509     90,200  SH        SHARED   1,2        90,200
PLAINS ALL AMER PIPELINE              UNIT LTD PARTN        726503105  15,321    340,612  SH        SHARED    3        340,612
PLUM CREEK TIMBER CO INC              COM                   729251108     739     20,000  SH        SHARED    2         20,000
PPL CORP                              COM                   69351T106  48,513  1,650,100  SH        SHARED   1,2     1,650,100
QUESTAR CORP                          COM                   748356102  20,490    292,500  SH        SHARED    2        292,500
REDDY ICE HLDGS INC                   COM                   75734R105   1,011     45,500  SH        SHARED    2         45,500
REGENCY ENERGY PARTNERS LP            COM UNITS LP ADDED    75885Y107   6,801    307,739  SH        SHARED    3        307,739
REPUBLIC PROPERTY TR                  COM                   760737106   2,143    182,100  SH        SHARED    2        182,100
RH DONNELLEY CORP                     COM NEW               74955W307     437      7,500  SH        SHARED    2          7,500
SAIFUN SEMICONDUCTORS LTD             ORD SHS               M8233P102     467     15,000  SH        SHARED    2         15,000
SEMCO ENERGY INC                      COM                   78412D109     226     40,730  SH        SHARED    1         40,730
SEMPRA ENERGY                         COM                   816851109   7,875    169,500  SH        SHARED   1,2       169,500
SIX FLAGS INC                         NOTE 4.500 % 5/1      83001PAJ8     433    250,000  SH        SHARED    2        250,000
SOUTHERN UN CO NEW                    COM                   844030106  14,883    599,400  SH        SHARED   1,2       599,400
SUBURBAN PROPANE PARTNERS             UNIT LTD PARTN        864482104   1,819     61,300  SH        SHARED    3         61,300
TC PIPELINES LP                       UT COM LTD PRT        87233Q108   1,762     51,846  SH        SHARED    3         51,846
TRANSMONTAIGNE PARTNERS LP            COM                   89376V100     585     20,000  SH        SHARED    3         20,000
WILLIAMS COS INC DEL                  COM                   969457100  14,973    700,000  SH        SHARED    2        700,000
WISCONSIN ENERGY CORP                 COM                   976657106  12,493    312,400  SH        SHARED   1,2       312,400
WPS RESOURCES CORP                    COM                   92931B106  15,204    308,900  SH        SHARED   1,2       308,900


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